(8) Inventory: Schedule of Inventory, Current (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Details
Inventory, Raw Materials, Gross	$ 892,655	$ 615,144
Reserve for damaged or obsolete inventory	(252,114)	(148,043)
Inventory, net of reserves of $252,114 and $148,043, respectively	$ 640,541	$ 467,101